Provisions	12 Months Ended
Dec. 31, 2019
Provisions [abstract]
Disclosure of Provisions
24.	Provisions
The Group, as a result of the ordinary course of its business, may be a party to legal lawsuits of labor, commercial and tax nature. A provision is recognized whenever the loss is classified as probable.

•
Financial guarantees and loan commitments: reflects the expected credit loss arising from financial guarantees issued, unused balances of checking account overdrafts, credit cards and other loan commitments.

•
Provisions for reorganization: Consistent with the goal of further aligning the organizational structure with the corporate strategy during the current year, achieving efficiency gains and streamlining the decision-making process across all work teams.

•	Other provisions: reflects the estimated amounts to pay class actions, labour, tax and commercial claims as well as other miscellaneous complaints.

	December 31, 2019	December 31, 2018
Other provisions	2,407,007	2,076,410
Provisions commercial claims	1,913,733	1,653,888
Provisions labor-related	204,202	260,371
Provisions tax claims	105,595	107,243
Others	183,477	54,908
Provisions for reorganization	1,976,109	—
Financial guarantees and loan commitments	930,577	551,226

TOTAL	5,313,693	2,627,636

Changes in the item for fiscal year 2019 and 2018 are included below:

Accounts	Balances as of December 31, 2018	Increases	Provisions used	Balances as of December 31, 2019

- Other provisions	2,076,410	2,325,885	(1,995,288)	2,407,007
Provisions commercial claims	1,653,888	1,945,249	(1,685,404)	1,913,733
Provisions labor-related	260,371	128,663	(184,832)	204,202
Provisions tax claims	107,243	68,235	(69,883)	105,595
Others	54,908	183,738	(55,169)	183,477
- Provisions for reorganization	—	2,342,100	(365,991)	1,976,109
- Financial guarantees and loan commitments	551,226	379,386	(35)	930,577

TOTAL PROVISIONS	2,627,636	5,047,371	(2,361,314)	5,313,693

Accounts	Balances as of December 31, 2017	Adoption of IFRS 9	Increases	Provisions used	Balances as of December 31, 2018

- Other provisions	2,027,713	—	955,640	(906,943)	2,076,410
Provisions commercial claims	1,434,919	—	759,128	(540,159)	1,653,888
Provisions labor-related	356,449	—	100,425	(196,503)	260,371
Provisions tax claims	110,547	—	71,299	(74,603)	107,243
Others	125,798	—	24,788	(95,678)	54,908
- Financial guarantees and loan commitments	2,537	950,064	57,339	(458,714)	551,226

TOTAL PROVISIONS	2,030,250	950,064	1,012,979	(1,365,657)	2,627,636

The expected terms to settle these obligations are as follows:

December 31, 2019
Provisions	Within 12 months	After 12 months
Other provisions	868,478	1,538,529
Provisions commercial claims	641,511	1,272,222
Provisions labor-related	43,728	160,474
Provisions tax claims	32,836	72,759
Others	150,403	33,074
Provisions for reorganization	1,976,109	—
For financial guarantees and loan commitments	930,577	—

December 31, 2018
Provisions	Within 12 months	After 12 months
Other provisions	941,450	1,134,960
Provisions commercial claims	806,428	847,460
Provisions labor-related	66,422	193,949
Provisions tax claims	21,510	85,733
Others	47,090	7,818
For financial guarantees and loan commitments	539,627	11,599
Possible contingencies
Contingent liabilities have not been recognized in these financial statements and corresponds to approximately 100 claims received (both before the courts and the administrative authorities), arisen in the ordinary course of business. These claims are primarily related to leasing claims, petitions to secure evidence, and labor claims. The Group’s management and legal advisors consider that the probability that these cases would derive in an outflow of resources is possible, but not probable, and that the potential cash disbursements should not be material.